Annual Fund Operating Expenses - Catholic Values Index Fund - Catholic Values Index Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.15%
Other Expenses	2.04%
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses	2.19%
Fee Waiver and/or Expense Reimbursement	(1.97%)	[1]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.22%

[1]	The Adviser has contractually agreed beginning as of the inception of the Fund to reimburse the Fund’s direct operating expenses to the extent such operating expenses exceed 0.07% (excluding any extraordinary expenses that may arise and charges incurred in trading portfolio securities). This contractual obligation may not be terminated before April 30, 2023, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company (at the direction of its Board of Directors) gives not less than 30 days’ notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.